SHARE-BASED PAYMENT (Parentheticals) (Details 1)	Dec. 31, 2018 Share
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in 2018 which were approved in 2017	20,000